Business Combinations and Acquisitions (Details Textual) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 07, 2011	Jan. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Branches	Sep. 06, 2011
Business Combinations and Acquisitions (Textual) [Abstract]
Consideration of expenses	$ 217,019,000	$ 181,050,000		$ 11,559,000
Total purchase price of SCMF stock acquisition			184,000
Business Combinations and Acquisitions (Additional Textual) [Abstract]
Number of branches					22
Savings of loans					75.00%
Issuance and sale of common stock	119,900	71,000
Reimbursed expenses	750,000	750,000
Consideration of investments	68,700,000
Credit performance		750.00				750.00
Contingent Value right payment period			5 years
Southern Community [Member] | Maximum [Member]
Business Combinations and Acquisitions (Textual) [Abstract]
Maximum potential payment					21,912,000
Capital Bank Investment [Member] | Maximum [Member]
Business Combinations and Acquisitions (Textual) [Abstract]
Maximum potential payment		9,658,000
Series A Preferred Stock [Member]
Business Combinations and Acquisitions (Textual) [Abstract]
Consideration of expenses			147,600,000
Total purchase price of SCMF stock acquisition					46,932,000
Common stock [Member]
Business Combinations and Acquisitions (Textual) [Abstract]
Total purchase price of SCMF stock acquisition					$ 99,325,000
Contingent value [Member]
Business Combinations and Acquisitions (Textual) [Abstract]
Consideration paid					$ 1.30